COMMITMENTS AND CONTINGENCIES (Notes)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Commitments - Operating leases represent future minimum lease payments under noncancelable leases covering office space and pipeline equipment. Rental expense in 2016, 2015 and 2014 was not material. ONEOK and ONEOK Partners have no material operating leases. Firm transportation and storage contracts are fixed-price contracts that provide us with firm transportation and storage capacity. The following table sets forth ONEOK Partners’ firm transportation and storage contract payments for the periods indicated:

ONEOK Partners	Firm Transportation and Storage Contracts
(Millions of dollars)
2017	$51.5
2018	43.0
2019	37.5
2020	37.1
2021	23.0
Thereafter	35.0
Total	$227.1

Environmental Matters and Pipeline Safety - The operation of pipelines, plants and other facilities for the gathering, processing, transportation and storage of natural gas, NGLs, condensate, and other products is subject to numerous and complex laws and regulations pertaining to health, safety and the environment. As an owner and/or operator of these facilities, ONEOK Partners must comply with United States laws and regulations at the federal, state and local levels that relate to air and water quality, hazardous and solid waste management and disposal, and other environmental matters. The cost of planning, designing, constructing and operating pipelines, plants and other facilities must incorporate compliance with environmental laws and regulations and safety standards. Failure to comply with these laws and regulations may trigger a variety of administrative, civil and potentially criminal enforcement measures, including citizen suits, which can include the assessment of monetary penalties, the imposition of remedial requirements and the issuance of injunctions or restrictions on operation. Management believes that, based on currently known information, compliance with these laws and regulations will not have a material adverse effect on our or ONEOK Partners’ results of operations, financial condition or cash flows.

Legal Proceedings - Gas Index Pricing Litigation - As previously reported, ONEOK and its subsidiary, OESC, along with several other energy companies, are defending multiple lawsuits arising from alleged market manipulation or false reporting of natural gas prices to natural gas-index publications alleged to have occurred prior to 2003.

In November 2016, we settled the claims alleged against us and our affiliate OESC in Reorganized FLI. The amount we paid to settle this case is not material to our results of operations, financial position or cash flows and was paid with cash on hand.

In November 2016, we entered into an agreement to settle the claims alleged against us and our affiliates, OESC and Kansas Gas Marketing Company, in the following cases: Learjet, Arandell, Heartland and NewPage. The amount we agreed to pay to settle these cases is not material to our results of operations, financial position or cash flows and is expected to be paid with cash on hand.

The above settlements do not apply to the Sinclair case. We expect that future charges, if any, from the ultimate resolution of this matter will not be material to our results of operations, financial position or cash flows and is expected to be paid with cash on hand.

Other Legal Proceedings - We and ONEOK Partners are party to various other litigation matters and claims that have arisen in the normal course of our operations. While the results of these various other litigation matters and claims cannot be predicted with certainty, we believe the reasonably possible losses from such matters, individually and in the aggregate, are not material. Additionally, we believe the probable final outcome of such matters will not have a material adverse effect on our consolidated results of operations, financial position or cash flows.

ONE Gas Separation - In connection with the separation of ONE Gas, we entered into a Separation and Distribution Agreement with ONE Gas, which sets forth the agreements between us and ONE Gas regarding the principal transactions necessary to effect the separation, including cross-indemnities between us and ONE Gas. In general, we agreed to indemnify ONE Gas for any liabilities relating to our business following the separation, including ONEOK Partners and our energy services business, and ONE Gas agreed to indemnify us for liabilities relating to the natural gas distribution business. If a liability does not relate to either our remaining business or to ONE Gas, then we and ONE Gas will each be responsible for a portion of such liability.